COMMITMENTS AND GUARANTEES (RENTALS) (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND GUARANTEES (RENTALS)
Schedule of non-cancellable operating agreements

Up to 1 year	2,285,148
From 1 to 5 years	7,442,212
Over five years	5,017,985
Total	14,745,345